Accrued expenses and other current liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses and other current liabilities
Accrued staff costs	$ 1,763,099	$ 2,285,566
Accrued expenses	12,131,214	1,892,119
Accrued professional fee	11,877,996	373,441
Value added tax payable	1,893,190	1,819,578
Deposit liabilities	2,690,842	1,215,761
Other payables and accruals	5,923,957	1,343,030
Accrued expenses and other current liabilities	$ 36,280,298	$ 8,929,495